Logan Capital Long/Short Fund
Logan Capital Long/Short Fund
Investment Objective
The Logan Capital Long/Short Fund (the “Long/Short Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Logan Capital Long/Short Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - Logan Capital Long/Short Fund		Institutional Class		Investor Class
Management Fees		1.40%		1.40%
Distribution and Service (Rule 12b-1) Fees		none		0.25%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)		3.22%		3.13%
Interest Expense and Dividends on Securities Sold Short		1.30%	[1]	1.11%
Acquired Fund Fees and Expenses		0.03%		0.03%
Total Annual Fund Operating Expenses	[2]	4.65%		4.81%
Less: Expense Reimbursement	[3]	(1.58%)		(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		3.07%		3.13%
[1]	The Interest Expense and Dividends on Securities Sold Short is higher for the Institutional Class as a result of the allocation of Fund expenses and timing of subscriptions and redemptions based on the relative size of the share classes when such expenses were incurred.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Long/Short Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[3]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Long/Short Fund expenses in order to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.74% and 1.99% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Logan Capital Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	310	1,261	2,219	4,644
Investor Class	316	1,298	2,283	4,764

Portfolio Turnover
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Long/Short Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund generally maintains a net long bias; however, the Fund will have at least some short exposure at all times.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100%.  Under normal market conditions, the Fund invests primarily in equity securities that are traded on U.S. securities exchanges.  Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”).  From time to time, the Fund may be invested significantly in securities of companies in the same economic sector.

The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 50% of its total assets in other investment companies, including exchange-traded funds (“ETFs”), and may purchase and sell options on equities and stock indices with respect to 25% of its total assets.

The Long/Short Fund’s long investments follow the Advisor’s Core strategy that invests in large cap stocks the Advisor believes are financially sound that have high dividend yields and in large cap stocks of companies the Advisor believes are leaders in growing earnings.  The Core strategy is designed to deliver competitive risk-adjusted returns or “alpha,” a risk-adjusted measure of an investment’s performance, without extended risk.

With respect to the investment in earnings growth leaders, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

With respect to investment in financially stable, high dividend yielding companies, the Advisor screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.  The Advisor may sell a position when it no longer qualifies for purchase under its buy discipline.

The Advisor has hired Waterloo International Advisors, LLC (“Waterloo” or “Sub-Advisor”) as a sub-advisor to manage the short portion of the Long/Short Fund.  The Fund’s short positions will generally range between 1% and 50% of the value of the net assets of the Fund.  The Fund’s short investment approach will involve a disciplined, methodical search for overvalued companies.  Such companies may be evidenced by high inventories or accounts receivable, decelerating sales growth, heavy insider selling or deteriorating technical factors.  To identify such companies, Waterloo carefully scrutinizes the quality of earnings, the proxy statement (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules, off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses, tax rates).

Additionally, Waterloo will consider the time horizon likely to be required for positions to become profitable.  Accordingly, Waterloo will seek to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price.  By emphasizing catalysts, Waterloo will seek to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks.

Waterloo will seek to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position.  The Advisor expects that the Long/Short Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Long/Short Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The Long/Short Fund is an actively managed portfolio.  The Advisor’s or Sub-Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor or Sub-Advisor may be incorrect in their assessment of a stock’s appreciation or depreciation potential.

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Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

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General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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Equity Risk.  The equity securities held by the Long/Short Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Investment Company Risk.  When the Long/Short Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•	Depositary Receipt Risk. The Long/Short Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Long/Short Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance
The following information provides some indication of the risks of investing in the Long/Short Fund.  The bar chart shows the annual return for the Fund’s Investor Class shares from year to year.  The table shows how the Fund’s Investor Class and Institutional Class average annual returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Calendar Year Total Return as of December 31 – Investor Class*

* The Long/Short Fund’s year-to-date return as of June 30, 2017 was 7.40%
During the period of time shown in the bar chart, the Long/Short Fund’s highest quarterly return was 9.58% for the quarter ended December 31, 2013, and the lowest quarterly return was -3.53% for the quarter ended June 30, 2013.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Logan Capital Long/Short Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	0.59%	5.52%	[1]	Sep. 28, 2012
Institutional Class	Return Before Taxes, Institutional Class	0.59%	3.53%	[2]	Aug. 28, 2015
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	0.30%	5.30%	[1]
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	0.45%	4.26%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Investor Class	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	13.30%	[1]	Sep. 28, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Institutional Class	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	11.63%	[2]	Aug. 28, 2015
[1]	Investor Class inception date.
[2]	Institutional Class inception date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.